Note 3 - Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025
Outstanding, net carrying amount			$ 1,002
Outstanding, net carrying amount	$ 0	$ 1,002	0
Issuance of Common Stock for Extinguishment of Convertible Debt [Member]
Issuance of common stock for extinguishment of convertible debt	(1,330)	(670)	(1,330)
Issuance of common stock for extinguishment of convertible debt, amortized debt discuont	153	170	153
Issuance of common stock for extinguishment of convertible debt			(1,177)
The Notes [Member] | Convertible Debt [Member]
Outstanding, principal amount			1,330
Outstanding, amortized debt discount			(328)
Outstanding, net carrying amount			1,002
Amortization of debt discount			175
Outstanding, principal amount	0	1,330	0
Outstanding, amortized debt discount	0	(328)	0
Outstanding, net carrying amount	$ 0	$ 1,002	$ 0